Long-term debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt
Total Machinery, Energy & Transportation	$ 8,960	$ 9,445
Total Financial Products	16,209	18,251
Total long-term debt due after one year	25,169	27,696
Machinery, Energy & Transportation
Long-term Debt
Total Machinery, Energy & Transportation	8,960	9,445
Other	$ 45	46
Machinery, Energy & Transportation | Notes-$500 million of 5.700% due 2016
Long-term Debt
Effective Yield to Maturity (as a percent)	5.80%
Notes	$ 0	503
Debt instrument, interest rate (as a percent)	5.70%
Debt instrument, face value	$ 500
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Notes-$1,250 million of 3.900% due 2021
Long-term Debt
Effective Yield to Maturity (as a percent)	4.01%
Notes	$ 1,244	1,242
Debt instrument, interest rate (as a percent)	3.90%
Debt instrument, face value	$ 1,250
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Notes-$759 million of 5.200% due 2041
Long-term Debt
Effective Yield to Maturity (as a percent)	5.27%
Notes	$ 751	751
Debt instrument, interest rate (as a percent)	5.20%
Debt instrument, face value	$ 759
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$500 million of 1.500% due 2017
Long-term Debt
Effective Yield to Maturity (as a percent)	1.63%
Debentures	$ 499	499
Debt instrument, interest rate (as a percent)	1.50%
Debt instrument, face value	$ 500
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$900 million of 7.900% due 2018
Long-term Debt
Effective Yield to Maturity (as a percent)	7.98%
Debentures	$ 899	897
Debt instrument, interest rate (as a percent)	7.90%
Debt instrument, face value	$ 900
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$120 million of 9.375% due 2021
Long-term Debt
Effective Yield to Maturity (as a percent)	9.41%
Debentures	$ 120	120
Debt instrument, interest rate (as a percent)	9.375%
Debt instrument, face value	$ 120
Machinery, Energy & Transportation | Debentures-$500 million of 2.600% due 2022
Long-term Debt
Effective Yield to Maturity (as a percent)	2.702%
Debentures	$ 497	496
Debt instrument, interest rate (as a percent)	2.60%
Debt instrument, face value	$ 500
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$82 million of 8.000% due 2023
Long-term Debt
Effective Yield to Maturity (as a percent)	8.06%
Debentures	$ 82	82
Debt instrument, interest rate (as a percent)	8.00%
Debt instrument, face value	$ 82
Machinery, Energy & Transportation | Debentures-$1,000 million of 3.400% due 2024
Long-term Debt
Effective Yield to Maturity (as a percent)	3.46%
Debentures	$ 996	996
Debt instrument, interest rate (as a percent)	3.40%
Debt instrument, face value	$ 1,000
Machinery, Energy & Transportation | Debentures-$193 million of 6.625% due 2028
Long-term Debt
Effective Yield to Maturity (as a percent)	6.68%
Debentures	$ 192	192
Debt instrument, interest rate (as a percent)	6.625%
Debt instrument, face value	$ 193
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$242 million of 7.300% due 2031
Long-term Debt
Effective Yield to Maturity (as a percent)	7.38%
Debentures	$ 240	240
Debt instrument, interest rate (as a percent)	7.30%
Debt instrument, face value	$ 242
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$307 million of 5.300% due 2035
Long-term Debt
Effective Yield to Maturity (as a percent)	8.64%
Debentures	$ 212	210
Debt instrument, interest rate (as a percent)	5.30%
Debt instrument, face value	$ 307
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$460 million of 6.050% due 2036
Long-term Debt
Effective Yield to Maturity (as a percent)	6.12%
Debentures	$ 456	456
Debt instrument, interest rate (as a percent)	6.05%
Debt instrument, face value	$ 460
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$65 million of 8.250% due 2038
Long-term Debt
Effective Yield to Maturity (as a percent)	8.38%
Debentures	$ 64	64
Debt instrument, interest rate (as a percent)	8.25%
Debt instrument, face value	$ 65
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$160 million of 6.950% due 2042
Long-term Debt
Effective Yield to Maturity (as a percent)	7.02%
Debentures	$ 159	159
Debt instrument, interest rate (as a percent)	6.95%
Debt instrument, face value	$ 160
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$1,722 million of 3.803% due 2042
Long-term Debt
Effective Yield to Maturity (as a percent)	6.392%
Debentures	$ 1,198	1,179
Debt instrument, interest rate (as a percent)	3.803%
Debt instrument, face value	$ 1,722
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-$500 million of 4.300% due 2044
Long-term Debt
Effective Yield to Maturity (as a percent)	4.39%
Debentures	$ 493	493
Debt instrument, interest rate (as a percent)	4.30%
Debt instrument, face value	$ 500
Machinery, Energy & Transportation | Debentures-$500 million of 4.750% due 2064
Long-term Debt
Effective Yield to Maturity (as a percent)	4.81%
Debentures	$ 494	493
Debt instrument, interest rate (as a percent)	4.75%
Debt instrument, face value	$ 500
Machinery, Energy & Transportation | Debentures-$246 million of 7.375% due 2097
Long-term Debt
Effective Yield to Maturity (as a percent)	7.51%
Debentures	$ 242	242
Debt instrument, interest rate (as a percent)	7.375%
Debt instrument, face value	$ 246
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Capital lease obligations
Long-term Debt
Capital lease obligations	$ 77	85
Financial Products
Long-term Debt
Medium-term notes	15,679	17,255
Other	530	996
Total Financial Products	16,209	18,251
Accounting Standards Update 2015-03
Long-term Debt
Debt Issuance Cost	$ 80	$ 90